Share-Based Compensation (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 22.35	$ 3.79
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 22.35	$ 22.35
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Units, opening balance	1,549,825	928,908
Vested , Number of Units	(218,366)	(1,063,428)
Vested, Actual Fair Value on Vesting Date	$ 19.36	$ 16.59
Cancelled, Number of units	(14,748)
Unvested, Number of Units, closing balance	1,316,711	1,549,825
Restricted Stock Units (RSUs) [Member] | First Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		61,625
Granted, Actual Fair Value on Granting Date		$ 11.72
Restricted Stock Units (RSUs) [Member] | Second Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		17,720
Granted, Actual Fair Value on Granting Date		$ 16.93
Restricted Stock Units (RSUs) [Member] | Third Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		1,605,000
Granted, Actual Fair Value on Granting Date		$ 22.35